Warrant Derivative Liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Aug. 22, 2019	Mar. 31, 2019	Mar. 31, 2018
Fair value of 1,000 March 17, 2017 warrants			$ 256	$ 537
Fair value of 1,850 May 22, 2017 warrants			505	1,001
Fair value of 2,565 March 16, 2018 warrants			1,040	2,156
Fair value of 2,969 August 14, 2018 warrants			1,303
Fair value of 3,922 August 22, 2019 warrants	2,812	$ 1,576
Fair value of 1,379 November 11, 2019 warrants	947
Total	3,759		3,104	$ 3,694
Inception [Member]
Fair value of 1,000 March 17, 2017 warrants	4,609
Fair value of 1,850 May 22, 2017 warrants	7,772
Fair value of 2,565 March 16, 2018 warrants	3,023
Fair value of 2,969 August 14, 2018 warrants	2,892
Fair value of 3,922 August 22, 2019 warrants	1,576
Fair value of 1,379 November 11, 2019 warrants	$ 1,107
Inception [Member]
Fair value of 1,000 March 17, 2017 warrants			4,609
Fair value of 1,850 May 22, 2017 warrants			7,772
Fair value of 2,565 March 16, 2018 warrants			3,023
Fair value of 2,969 August 14, 2018 warrants			2,892
Total			$ 18,296